Offerings - Offering: 1	May 01, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 57,924,416.00
Amount of Registration Fee	$ 7,999.36
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $7,999.36 was paid in connection with the filing of the Schedule TO-I by Bow River Capital Evergreen Fund (File No. 005-92706) on February 20, 2026 (the “Schedule TO”). This is the final amendment of the Schedule TO and is being filed to report the results of the offer.